EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income per Share	Basic and diluted net income per share of common stock for the year ended December 31, 2023 and period ended December 31, 2022 was calculated as follows:

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Year Ended		Period Ended
	2023	2023	2022	2022
	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Numerator
Net income	$449	$—	$19	$—
Denominator
Weighted average of common stock outstanding - basic	391.7	—	396.2	—
Dilutive effect of conversion of options and escrowed shares using treasury stock method	4.8	—	4.7	—
Weighted average of common stock outstanding - diluted	396.5	—	400.9	—
Net Income per Share
Earnings per share - basic	1.15	1.15	0.05	0.05
Earnings per share - diluted	$1.13	$1.15	$0.05	$0.05

Schedule of Weighted Average Potentially Dilutive Securities
The following weighted average potentially dilutive securities were evaluated under the treasury stock method for potentially dilutive effects and have been excluded in the above computation of diluted net income per share attributable to common shareholders for the period presented due to their anti-dilutive effect:

FOR THE YEAR ENDED DECEMBER 31, 2023 AND FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	2023	2022
Management stock options of the Manager	8.2	3.4
Escrow shares of the Manager	5.0	0.8
Restricted shares of the Manager	—	0.6
Total	13.2	4.8